Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – American Century Diversified Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency(a) 8.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aaset Trust(b)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%	6,049,232	4,839,809
AIMCO CLO Ltd.(b),(c)
Series 2019-10A Class CR
3-month Term SOFR + 2.162% Floor 1.900% 07/21/2032	7.507%	4,650,000	4,536,373
Aligned Data Centers Issuer LLC(b)
Series 2022-1A Class A2
10/15/2047	6.350%	5,800,000	5,671,303
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	5,346,989
AMMC CLO XI Ltd.(b),(c)
Series 2012-11A Class BR2
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.231%	4,500,000	4,444,407
AMMC CLO XII Ltd.(b),(c)
Series 2013-12A Class BR
3-month Term SOFR + 1.762% Floor 1.500% 11/10/2030	7.127%	4,300,000	4,254,278
Atrium IX(b),(c)
Series 209A Class BR2
3-month Term SOFR + 1.762% Floor 1.500% 05/28/2030	7.150%	3,050,000	3,019,753
Barings Private Credit Corp. CLO Ltd.(b),(c)
Series 2023-1A Class A1
3-month Term SOFR + 2.400% Floor 2.400% 07/15/2031	7.807%	3,425,000	3,424,490
Blackbird Capital Aircraft(b)
Series 2021-1A Class A
07/15/2046	2.443%	4,851,632	4,141,925
Carlyle US CLO Ltd.(b),(c)
Series 2019-2A Class 2AR
3-month Term SOFR + 1.912% Floor 1.650% 07/15/2032	7.220%	2,575,000	2,557,791
Castlelake Aircraft Securitization Trust(b)
Series 2018-1 Class A
06/15/2043	4.125%	2,268,463	2,062,450
Castlelake Aircraft Structured Trust(b)
Series 2017-1R Class A
08/15/2041	2.741%	2,658,872	2,406,453
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cerberus Loan Funding XXVIII LP(b),(c)
Series 2020-1A Class A
3-month Term SOFR + 2.112% Floor 1.850% 10/15/2031	7.420%		3,873,294	3,873,220
Cerberus Loan Funding XXXI LP(b),(c)
Series 2021-1A Class A
3-month Term SOFR + 1.762% Floor 1.500% 04/15/2032	7.070%		4,437,051	4,427,405
Clsec Holdings LLC(b)
Subordinated Series 2021-1 Class C
05/11/2037	6.171%		12,157,752	9,487,675
Cologix Canadian Issuer LP(b)
Series 2022-1CAN Class A2
01/25/2052	4.940%	CAD	10,300,000	6,814,850
Dewolf Park CLO Ltd.(b),(c)
Series 2017-1A Class CR
3-month Term SOFR + 2.112% Floor 1.850% 10/15/2030	7.420%		5,000,000	4,840,350
DI Issuer LLC(b)
Series 2021-1A Class A2
09/15/2051	3.722%		12,788,688	11,239,041
Edgeconnex Data Centers Issuer LLC(b)
Series 2022-1 Class A2
03/25/2052	4.250%		5,759,654	5,579,150
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%		7,633,000	6,668,119
Goodgreen(b),(d)
Series 2018-1A Class A
10/15/2053	3.930%		3,356,498	3,040,614
Goodgreen Trust(b)
Series 2021-1A Class A
10/15/2056	2.660%		2,782,047	2,297,968
KKR CLO Ltd.(b),(c)
Series 2018 Class CR
3-month Term SOFR + 2.100% Floor 2.100% 07/18/2030	7.672%		3,500,000	3,453,527
KKR Static CLO I Ltd.(b),(c)
Series 2022-1A Class B
3-month Term SOFR + 2.600% Floor 2.600% 07/20/2031	7.926%		4,125,000	4,089,595
2	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM XXII Ltd.(b),(c)
Series 2018-22A Class A2R
3-month Term SOFR + 1.712% Floor 1.450% 10/20/2028	7.038%	4,050,000	3,991,546
Lunar Aircraft Ltd.(b)
Series 2020-1A Class A
02/15/2045	3.376%	5,399,272	4,670,856
Lunar Structured Aircraft Portfolio Notes(b)
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,708,986	2,221,558
MAPS Trust(b)
Series 2021-1A Class A
06/15/2046	2.521%	4,136,681	3,567,184
Monroe Capital MML CLO Ltd.(b),(c)
Series 2017-1A Class AR
3-month Term SOFR + 1.562% Floor 1.300% 04/22/2029	6.907%	2,622,169	2,604,225
Mountain View CLO LLC(b),(c)
Series 2017-2 Class B
3-month Term SOFR + 1.962% 01/16/2031	7.270%	3,250,000	3,223,483
Neuberger Berman Loan Advisers CLO Ltd.(b),(c)
Series 2018-28A Class B
3-month Term SOFR + 1.862% Floor 1.600% 04/20/2030	7.188%	2,350,000	2,333,273
Octagon Investment Partners 31 LLC(b),(c)
Series 2017-1A Class CR
3-month Term SOFR + 2.312% Floor 2.050% 07/20/2030	7.638%	5,250,000	5,210,231
Palmer Square Loan Funding Ltd.(b),(c)
Series 2022-1A Class D
3-month Term SOFR + 5.000% Floor 5.000% 04/15/2030	10.308%	4,700,000	4,349,766
Series 2022-2A Class A2
3-month Term SOFR + 1.900% Floor 1.900% 10/15/2030	7.208%	3,625,000	3,614,952
Series 2022-4A Class A2
3-month Term SOFR + 2.350% Floor 2.350% 07/24/2031	7.646%	5,400,000	5,405,659
PFP Ltd.(b),(c)
Subordinated Series 2021-8 Class D
1-month Term SOFR + 2.264% Floor 2.150% 08/09/2037	7.597%	3,200,000	2,984,802
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pioneer Aircraft Finance Ltd.(b)
Series 2019-1 Class A
06/15/2044	3.967%	6,041,081	5,253,868
Ready Capital Mortgage Financing LLC(b),(c)
Subordinated Series 2021-FL5 Class C
1-month Term SOFR + 2.364% Floor 2.250% 04/25/2038	7.684%	3,841,000	3,713,782
Sierra Timeshare Receivables Funding LLC(b)
Series 2019-2A Class C
05/20/2036	3.120%	988,061	942,250
Stack Infrastructure Issuer LLC(b)
Series 2021-1A Class A2
03/26/2046	1.877%	3,999,000	3,519,563
START Ireland(b)
Series 2019-1 Class A
03/15/2044	4.089%	4,973,434	4,407,905
Stewart Park CLO Ltd.(b),(c)
Series 2015-1A Class CR
3-month Term SOFR + 2.062% Floor 1.800% 01/15/2030	7.370%	4,150,000	3,986,776
Stonepeak ABS(b)
Series 2021-1A Class AA
02/28/2033	2.301%	3,262,553	2,958,173
TCI-Symphony CLO Ltd.(b),(c)
Series 2017-1A Class CR
3-month Term SOFR + 2.062% Floor 1.800% 07/15/2030	7.370%	6,600,000	6,438,782
Total Asset-Backed Securities — Non-Agency (Cost $202,560,243)			187,916,169

Commercial Mortgage-Backed Securities - Non-Agency 2.4%

Arbor Realty Commercial Real Estate Notes Ltd.(b),(c)
Series 2021-FL1 Class A
1-month Term SOFR + 1.084% Floor 0.970% 12/15/2035	6.417%	3,546,500	3,512,976
BBCMS Mortgage Trust(b),(c)
Subordinated Series 2019-BWAY Class E
1-month Term SOFR + 2.964% Floor 2.850% 11/25/2034	8.297%	8,236,000	1,914,160
BX Commercial Mortgage Trust(b),(c)
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2036	7.847%	4,900,000	4,601,691

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-VLT2 Class B
1-month Term SOFR + 3.129% Floor 3.129% 06/15/2040	8.461%	5,537,000	5,516,870
BX Commercial Mortgage Trust(b),(d)
Subordinated Series 2020-VIVA Class D
03/11/2044	3.667%	2,426,000	1,915,524
BX Trust(b)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	2,884,257
BXMT Ltd.(b),(c)
Subordinated Series 2020-FL2 Class D
1-month Term SOFR + 2.064% Floor 1.950% 02/15/2038	7.168%	3,289,000	2,728,588
CSMC Trust(b),(c)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	6.597%	3,281,000	3,226,429
Fontainebleau Miami Beach Trust(b),(d)
Subordinated Series 2019-FBLU Class D
12/10/2036	4.095%	2,989,000	2,846,262
Greystone CRE Notes Ltd.(b),(c)
Series 2019-FL2 Class C
1-month Term SOFR + 2.114% Floor 2.000% 09/15/2037	7.447%	4,579,500	4,485,505
Series 2019-FL2 Class D
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2037	7.847%	3,969,000	3,857,133
One Market Plaza Trust(b)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	4,712,175
Shelter Growth CRE Issuer Ltd.(b),(c)
Series 2023-FL5 Class A
1-month Term SOFR + 2.754% Floor 2.754% 05/19/2038	8.081%	3,218,000	3,215,954
Tricon American Homes Trust(b)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	6,339,407
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $61,625,871)			51,756,931

Corporate Bonds & Notes 29.0%

Aerospace & Defense 0.5%
Boeing Co. (The)
05/01/2050	5.805%	2,116,000	1,915,863
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
05/01/2040	5.150%	1,320,000	1,205,906
Raytheon Technologies Corp.
07/01/2050	3.125%	1,250,000	776,191
02/27/2053	5.375%	630,000	570,265
TransDigm, Inc.(b)
08/15/2028	6.750%	2,597,000	2,559,516
United Technologies Corp.
11/16/2028	4.125%	3,575,000	3,328,172
Total			10,355,913
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	2,100,000	1,610,965
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	4,526,783	4,426,623
Apartment REIT 0.1%
Essex Portfolio LP
01/15/2030	3.000%	1,973,000	1,637,539
Invitation Homes Operating Partnership LP
08/15/2033	5.500%	940,000	874,676
Total			2,512,215
Automotive 1.1%
American Honda Finance Corp.
05/23/2025	5.000%	1,920,000	1,898,395
Ford Motor Credit Co. LLC
11/13/2025	3.375%	4,245,000	3,937,531
05/12/2028	6.800%	1,800,000	1,797,416
06/10/2030	7.200%	4,520,000	4,543,496
General Motors Financial Co., Inc.
06/20/2025	2.750%	5,666,000	5,337,022
Hyundai Capital America(b)
09/21/2030	6.200%	1,540,000	1,514,874
Toyota Motor Credit Corp.
09/11/2028	5.250%	2,090,000	2,077,911
05/17/2030	4.550%	3,340,000	3,162,207
Total			24,268,852
Banking 6.7%
Banco Santander SA(e)
09/14/2027	1.722%	2,600,000	2,277,746
Banco Santander SA
Subordinated
08/08/2033	6.921%	1,800,000	1,721,999

4	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(e)
12/20/2028	3.419%	4,696,000	4,211,398
09/15/2029	5.819%	5,000,000	4,939,245
10/22/2030	2.884%	5,262,000	4,385,827
10/20/2032	2.572%	1,775,000	1,362,782
04/27/2033	4.571%	1,425,000	1,265,241
04/25/2034	5.288%	2,040,000	1,897,971
Bank of New York Mellon Corp. (The)(e)
04/26/2027	4.947%	2,715,000	2,650,236
Barclays PLC(e)
11/24/2027	2.279%	1,750,000	1,541,356
09/13/2034	6.692%	611,000	596,624
BB&T Corp.
Subordinated
09/16/2025	3.625%	1,346,000	1,271,359
BNP Paribas SA(b),(e)
06/12/2029	5.335%	2,020,000	1,961,533
Canadian Imperial Bank of Commerce
04/28/2028	5.001%	2,395,000	2,295,801
Canadian Imperial Bank of Commerce(f)
10/03/2033	6.092%	964,000	957,929
Citigroup, Inc.(e)
02/24/2028	3.070%	1,656,000	1,501,924
10/27/2028	3.520%	1,467,000	1,326,739
03/20/2030	3.980%	2,249,000	2,019,888
03/31/2031	4.412%	1,305,000	1,170,872
01/25/2033	3.057%	3,375,000	2,659,690
12/31/2079	7.625%	4,370,000	4,266,993
Credit Agricole SA(b),(e),(f)
10/03/2029	6.316%	2,249,000	2,249,139
Credit Agricole SA(b),(e)
Subordinated
01/10/2033	4.000%	3,795,000	3,364,989
Credit Suisse Group AG(b)
01/09/2028	4.282%	2,392,000	2,199,333
Danske Bank A/S(b),(e)
09/10/2027	1.549%	2,550,000	2,232,289
Deutsche Bank AG(e)
07/13/2027	7.146%	2,400,000	2,414,098
Goldman Sachs Group Inc (The)(e)
01/27/2032	1.992%	2,560,000	1,917,724
Goldman Sachs Group, Inc. (The)(e)
01/24/2025	1.757%	1,160,000	1,141,493
10/21/2027	1.948%	4,381,000	3,867,376
03/15/2028	3.615%	2,269,000	2,093,973
04/23/2029	3.814%	2,339,000	2,124,053
10/21/2032	2.650%	2,055,000	1,588,312
HSBC Holdings PLC(e)
08/14/2027	5.887%	2,225,000	2,198,678
05/24/2032	2.804%	7,080,000	5,482,781
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intesa Sanpaolo SpA(b)
06/20/2033	6.625%	2,158,000	2,029,324
JPMorgan Chase & Co.(e)
04/23/2029	4.005%	2,692,000	2,480,315
06/01/2029	2.069%	5,465,000	4,602,987
04/22/2031	2.522%	3,452,000	2,794,996
04/22/2032	2.580%	2,770,000	2,184,581
KeyBank NA
Subordinated
05/20/2026	3.400%	2,465,000	2,207,411
KeyCorp(e)
05/23/2025	3.878%	2,225,000	2,131,695
Lloyds Banking Group PLC(e)
08/07/2027	5.985%	1,991,000	1,972,917
Macquarie Group Ltd.(b),(e)
06/15/2034	5.887%	1,115,000	1,049,512
Mitsubishi UFJ Financial Group, Inc.(e)
07/20/2032	2.309%	1,872,000	1,433,537
Morgan Stanley(e)
10/21/2025	1.164%	4,786,000	4,517,849
02/18/2026	2.630%	2,978,000	2,832,460
07/22/2028	3.591%	740,000	674,356
02/01/2029	5.123%	828,000	797,727
04/20/2029	5.164%	2,124,000	2,042,887
01/22/2031	2.699%	3,885,000	3,170,259
10/20/2032	2.511%	2,330,000	1,779,726
07/21/2034	5.424%	1,162,000	1,097,728
PNC Financial Services Group, Inc. (The)(e)
06/12/2029	5.582%	989,000	959,813
08/18/2034	5.939%	2,200,000	2,113,848
Societe Generale SA(b),(e)
01/10/2034	6.691%	1,274,000	1,233,753
SunTrust Bank
Subordinated
05/15/2026	3.300%	3,055,000	2,813,562
Truist Bank(e)
Subordinated
09/17/2029	2.636%	1,623,000	1,507,403
UBS AG
09/11/2025	5.800%	2,086,000	2,077,854
UBS Group AG(b),(e)
09/22/2034	6.301%	1,715,000	1,675,964
US Bancorp(e)
06/12/2029	5.775%	3,612,000	3,517,768

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(e)
07/25/2029	5.574%	1,490,000	1,453,470
07/25/2033	4.897%	1,650,000	1,493,694
04/24/2034	5.389%	4,475,000	4,190,965
07/25/2034	5.557%	2,626,000	2,488,428
Total			144,484,180
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp. (The)(e)
05/19/2034	5.853%	2,672,000	2,542,011
08/24/2034	6.136%	1,170,000	1,135,745
Nasdaq, Inc.
02/15/2034	5.550%	2,043,000	1,948,998
08/15/2053	5.950%	906,000	846,278
Total			6,473,032
Building Materials 0.4%
Builders FirstSource, Inc.(b)
03/01/2030	5.000%	5,888,000	5,244,857
06/15/2032	6.375%	1,683,000	1,583,737
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,646,000	2,191,583
Total			9,020,177
Cable and Satellite 0.8%
CCO Holdings LLC/Holdings Capital Corp.(b)
01/15/2034	4.250%	4,660,000	3,436,152
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	1,955,000	1,705,121
07/01/2049	5.125%	1,340,000	974,468
Comcast Corp.
07/15/2036	3.200%	2,165,000	1,662,115
04/01/2040	3.750%	3,295,000	2,550,896
11/01/2056	2.937%	1,940,000	1,102,373
Cox Communications, Inc.(b)
08/15/2024	3.150%	659,000	641,981
02/01/2025	3.850%	1,180,000	1,143,944
06/15/2033	5.700%	1,185,000	1,140,192
06/30/2043	4.500%	382,000	285,114
Sirius XM Radio, Inc.(b)
07/01/2029	5.500%	2,460,000	2,176,608
Total			16,818,964
Chemicals 0.2%
Albemarle Corp.
06/01/2027	4.650%	2,931,000	2,808,545
CF Industries, Inc.
06/01/2043	4.950%	1,480,000	1,193,667
Total			4,002,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.6%
Ashtead Capital, Inc.(b)
08/11/2032	5.500%	2,770,000	2,559,301
10/15/2033	5.950%	2,348,000	2,229,340
John Deere Capital Corp.
07/14/2028	4.950%	2,970,000	2,927,979
06/10/2030	4.700%	1,925,000	1,848,446
09/08/2033	5.150%	1,218,000	1,190,476
United Rentals North America, Inc.(b)
12/15/2029	6.000%	2,290,000	2,229,882
Total			12,985,424
Consumer Products 0.5%
Clorox Co. (The)
05/15/2030	1.800%	2,595,000	2,043,300
GSK Consumer Healthcare Capital US LLC
03/24/2052	4.000%	1,150,000	851,823
Kenvue, Inc.(b)
03/22/2033	4.900%	6,830,000	6,527,547
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	2,336,000	1,800,487
Total			11,223,157
Diversified Manufacturing 0.6%
Chart Industries, Inc.(b)
01/01/2030	7.500%	3,050,000	3,065,650
GE Capital Funding LLC
05/15/2032	4.550%	2,400,000	2,210,549
Honeywell International, Inc.
01/15/2034	4.500%	1,040,000	965,265
Ingersoll Rand, Inc.
08/14/2033	5.700%	1,333,000	1,286,550
Regal Rexnord Corp.(b)
04/15/2033	6.400%	2,727,000	2,625,196
Veralto Corp.(b)
09/18/2033	5.450%	3,017,000	2,921,339
Total			13,074,549
Electric 2.9%
AEP Texas, Inc.
06/01/2033	5.400%	1,046,000	996,518
Alexander Funding Trust II(b)
07/31/2028	7.467%	1,650,000	1,648,633
Ameren Corp.
01/15/2031	3.500%	2,975,000	2,552,766
Ameren Illinois Co.
06/01/2033	4.950%	1,180,000	1,116,081

6	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,623,000	1,288,534
CenterPoint Energy Houston Electric LLC
10/01/2032	4.450%	2,520,000	2,312,621
04/01/2033	4.950%	1,030,000	978,184
CenterPoint Energy, Inc.
06/01/2031	2.650%	1,923,000	1,536,847
Commonwealth Edison Co.
02/01/2053	5.300%	1,842,000	1,691,008
Dominion Energy, Inc.
08/01/2041	4.900%	1,890,000	1,574,689
DTE Energy Co.
06/01/2028	4.875%	1,370,000	1,322,794
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,050,000	859,979
Duke Energy Corp.
06/15/2031	2.550%	1,460,000	1,156,681
08/15/2052	5.000%	1,540,000	1,278,318
Duke Energy Florida LLC
06/15/2030	1.750%	1,845,000	1,447,944
11/15/2042	3.850%	340,000	252,494
Duke Energy Progress LLC
12/01/2044	4.150%	3,185,000	2,430,254
03/15/2053	5.350%	850,000	772,518
Exelon Corp.
03/15/2028	5.150%	1,361,000	1,335,795
FEL Energy VI Sarl(b)
12/01/2040	5.750%	3,265,603	2,724,531
Florida Power & Light Co.
02/03/2032	2.450%	2,743,000	2,203,300
02/01/2042	4.125%	1,840,000	1,487,923
Georgia Power Co.
05/17/2033	4.950%	1,040,000	976,455
MidAmerican Energy Co.
10/15/2044	4.400%	2,030,000	1,647,946
04/15/2050	3.150%	1,390,000	882,400
09/15/2054	5.850%	612,000	603,242
Nevada Power Co.
03/15/2054	6.000%	618,000	604,148
NextEra Energy Capital Holdings, Inc.
02/28/2028	4.900%	1,870,000	1,810,570
02/28/2033	5.050%	1,120,000	1,045,254
02/28/2053	5.250%	1,007,000	871,359
Northern States Power Co.
04/01/2052	3.200%	1,685,000	1,075,773
05/15/2053	5.100%	1,790,000	1,599,643
NRG Energy, Inc.(b)
12/02/2025	2.000%	5,835,000	5,286,774
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC(b)
09/15/2052	4.950%	1,000,000	869,784
Pacific Gas and Electric Co.
06/15/2033	6.400%	570,000	549,921
06/01/2041	4.200%	1,090,000	764,603
Palomino Funding Trust I(b)
05/17/2028	7.233%	1,650,000	1,654,822
PECO Energy Co.
08/15/2052	4.375%	2,400,000	1,915,541
Public Service Electric and Gas Co.
03/15/2032	3.100%	1,753,000	1,475,009
Southern Co.(The)
06/15/2033	5.200%	1,253,000	1,183,050
Union Electric Co.
04/01/2052	3.900%	1,456,000	1,064,667
03/15/2053	5.450%	1,670,000	1,541,247
WEC Energy Group, Inc.
10/15/2027	1.375%	544,000	461,926
Xcel Energy, Inc.
06/01/2030	3.400%	1,289,000	1,113,269
06/01/2032	4.600%	869,000	788,201
Total			62,754,016
Environmental 0.1%
Waste Connections, Inc.
06/01/2032	3.200%	2,501,000	2,071,082
Finance Companies 0.2%
Aircastle Ltd.(b)
08/11/2025	5.250%	2,396,000	2,333,299
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,110,000	971,306
Owl Rock Capital Corp.
07/15/2026	3.400%	431,000	386,448
OWL Rock Core Income Corp.
09/23/2026	3.125%	1,310,000	1,151,176
Total			4,842,229
Food and Beverage 1.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	5,740,000	5,259,601
02/01/2046	4.900%	4,685,000	4,079,844
JDE Peet’s NV(b)
09/24/2031	2.250%	2,995,000	2,224,960
Keurig Dr Pepper, Inc.
04/15/2032	4.050%	1,075,000	948,174
Kraft Heinz Foods Co.
06/04/2042	5.000%	6,740,000	5,834,360

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(b)
04/20/2033	4.750%	2,393,000	2,259,906
04/01/2039	3.875%	731,000	581,569
Mondelez International, Inc.
03/17/2027	2.625%	2,100,000	1,911,140
Nestle Holdings, Inc.(b)
03/14/2033	4.850%	1,340,000	1,294,947
PepsiCo, Inc.
05/01/2030	1.625%	1,345,000	1,078,726
United Natural Foods, Inc.(b)
10/15/2028	6.750%	694,000	529,321
Total			26,002,548
Gaming 0.6%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,616,000	1,370,059
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,155,000	1,120,469
International Game Technology PLC(b)
01/15/2029	5.250%	6,160,000	5,679,225
Scientific Games International, Inc.(b)
11/15/2029	7.250%	3,281,000	3,214,240
VICI Properties LP/Note Co., Inc.(b)
08/15/2030	4.125%	2,770,000	2,346,160
Total			13,730,153
Health Care 1.2%
Baxter International, Inc.
02/01/2027	1.915%	1,690,000	1,491,198
CVS Health Corp.
03/25/2038	4.780%	1,955,000	1,682,115
03/25/2048	5.050%	2,655,000	2,205,705
02/21/2053	5.625%	3,385,000	3,026,154
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	4,935,000	4,925,757
HCA, Inc.
07/15/2031	2.375%	1,690,000	1,292,108
06/01/2033	5.500%	2,071,000	1,958,526
06/01/2053	5.900%	2,300,000	2,061,797
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,575,000	982,511
Novant Health, Inc.
11/01/2051	3.168%	1,880,000	1,196,734
Star Parent, Inc.(b)
10/01/2030	9.000%	938,000	947,896
Universal Health Services, Inc.
09/01/2026	1.650%	3,813,000	3,359,546
Total			25,130,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.4%
Centene Corp.
12/15/2029	4.625%	3,567,000	3,217,578
02/15/2030	3.375%	3,474,000	2,898,767
UnitedHealth Group, Inc.
04/15/2053	5.050%	3,780,000	3,383,377
Total			9,499,722
Home Construction 0.2%
DR Horton, Inc.
10/15/2024	2.500%	2,850,000	2,748,379
KB Home
11/15/2029	4.800%	2,605,000	2,301,822
Total			5,050,201
Independent Energy 1.1%
Aker BP ASA(b)
06/13/2033	6.000%	3,390,000	3,274,729
Antero Resources Corp.(b)
02/01/2029	7.625%	1,693,000	1,714,755
Chesapeake Energy Corp.(b)
04/15/2029	6.750%	346,000	338,915
ConocoPhillips Co.
03/15/2054	5.550%	550,000	522,376
Diamondback Energy, Inc.
03/15/2033	6.250%	2,140,000	2,142,500
EQT Corp.
04/01/2028	5.700%	2,148,000	2,105,809
Geopark Ltd.(b)
01/17/2027	5.500%	2,250,000	1,921,374
MEG Energy Corp.(b)
02/01/2029	5.875%	2,515,000	2,348,259
Occidental Petroleum Corp.
09/01/2030	6.625%	3,599,000	3,646,502
09/15/2036	6.450%	1,010,000	991,892
Southwestern Energy Co.
03/15/2030	5.375%	4,742,000	4,326,180
Total			23,333,291
Integrated Energy 0.3%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,720,000	1,187,283
Cenovus Energy, Inc.
01/15/2032	2.650%	1,910,000	1,484,388

8	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shell International Finance BV
11/07/2029	2.375%	2,170,000	1,847,324
05/11/2045	4.375%	1,200,000	984,114
Total			5,503,109
Life Insurance 0.3%
Belrose Funding Trust(b)
08/15/2030	2.330%	2,877,000	2,155,661
Corebridge Financial, Inc.
04/05/2032	3.900%	2,505,000	2,103,149
Five Corners Funding Trust III(b)
02/15/2033	5.791%	904,000	887,351
MetLife, Inc.
07/15/2033	5.375%	1,351,000	1,297,819
Total			6,443,980
Lodging 0.1%
Marriott International, Inc.
10/15/2032	3.500%	1,437,000	1,175,373
Media and Entertainment 0.8%
CBS Corp.
01/15/2026	4.000%	3,330,000	3,152,219
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	5,470,000	3,570,184
TEGNA, Inc.
09/15/2029	5.000%	3,280,000	2,754,353
ViacomCBS, Inc.
01/15/2031	4.950%	2,415,000	2,073,511
Warnermedia Holdings, Inc.
03/15/2025	3.638%	310,000	298,870
03/15/2027	3.755%	601,000	554,758
03/15/2042	5.050%	1,645,000	1,272,468
03/15/2052	5.141%	2,175,000	1,613,660
WPP Finance 2010
09/19/2024	3.750%	2,147,000	2,094,817
Total			17,384,840
Metals and Mining 0.3%
Arsenal AIC Parent LLC(b)
10/01/2030	8.000%	180,000	179,063
Glencore Funding LLC(b),(f)
10/06/2030	6.375%	1,125,000	1,120,755
Glencore Funding LLC(b)
09/23/2031	2.625%	2,975,000	2,293,736
Minera Mexico SA de CV(b)
01/26/2050	4.500%	668,000	476,269
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South32 Treasury Ltd.(b)
04/14/2032	4.350%	2,125,000	1,779,902
Total			5,849,725
Midstream 1.0%
Columbia Pipelines Operating Co. LLC(b)
11/15/2033	6.036%	2,400,000	2,344,671
Enbridge, Inc.
03/08/2033	5.700%	2,228,000	2,135,123
Energy Transfer LP
02/15/2033	5.750%	2,106,000	2,026,223
Energy Transfer Partners LP
03/15/2035	4.900%	1,870,000	1,642,001
12/15/2045	6.125%	980,000	875,146
Enterprise Products Operating LLC
03/15/2044	4.850%	1,708,000	1,468,576
Galaxy Pipeline Assets Bidco Ltd.(b)
09/30/2040	2.940%	2,849,550	2,194,524
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,205,000	1,160,402
ONEOK, Inc.
09/01/2033	6.050%	845,000	830,425
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	3,150,000	3,055,326
Western Midstream Operating LP
01/15/2029	6.350%	1,214,000	1,217,729
04/01/2033	6.150%	1,358,000	1,310,685
Williams Companies, Inc. (The)
08/15/2028	5.300%	1,450,000	1,417,272
Total			21,678,103
Natural Gas 0.4%
Infraestructura Energetica Nova SAB de CV(b)
01/15/2051	4.750%	2,995,000	2,123,470
Sempra Energy
06/15/2027	3.250%	3,200,000	2,922,431
08/01/2033	5.500%	2,735,000	2,617,913
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	1,675,000	1,263,082
Total			8,926,896
Office REIT 0.1%
Kilroy Realty LP
02/15/2030	3.050%	1,685,000	1,323,644
11/15/2032	2.500%	2,208,000	1,507,475
11/15/2033	2.650%	216,000	145,089
Total			2,976,208

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Helmerich & Payne, Inc.
09/29/2031	2.900%	3,232,000	2,550,551
Schlumberger Investment SA
05/15/2033	4.850%	1,020,000	962,007
Total			3,512,558
Other Industry 0.1%
Quanta Services, Inc.
01/15/2032	2.350%	3,120,000	2,350,157
Other REIT 0.1%
Extra Space Storage LP
07/01/2030	5.500%	1,084,000	1,048,864
10/15/2030	2.200%	980,000	759,945
Total			1,808,809
Other Utility 0.1%
Essential Utilities, Inc.
04/15/2030	2.704%	2,570,000	2,116,245
Pharmaceuticals 1.3%
AbbVie, Inc.
11/06/2042	4.400%	4,700,000	3,891,858
Amgen, Inc.
08/18/2029	4.050%	4,715,000	4,370,688
03/02/2033	5.250%	2,851,000	2,724,583
03/02/2053	5.650%	3,100,000	2,897,519
Eli Lilly & Co.
02/27/2053	4.875%	1,720,000	1,574,919
Gilead Sciences, Inc.
10/15/2053	5.550%	3,050,000	2,929,892
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	2,870,000	2,719,623
05/19/2043	5.110%	3,565,000	3,273,448
05/19/2053	5.300%	2,300,000	2,136,194
Roche Holdings, Inc.(b)
12/13/2051	2.607%	2,850,000	1,701,212
Viatris, Inc.
06/22/2050	4.000%	888,000	536,254
Total			28,756,190
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,035,000	1,615,767
09/15/2051	3.300%	1,325,000	886,809
04/15/2054	5.200%	1,098,000	1,005,434
CSX Corp.
03/15/2029	4.250%	1,521,000	1,436,774
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
08/15/2039	3.550%	3,365,000	2,572,537
Total			7,517,321
Restaurants 0.1%
Starbucks Corp.
11/15/2030	2.550%	3,165,000	2,595,172
Retail REIT 0.6%
Agree LP
10/01/2030	2.900%	2,660,000	2,146,800
Federal Realty Investment Trust
06/01/2030	3.500%	3,035,000	2,582,668
Kimco Realty Corp.
02/01/2033	4.600%	4,030,000	3,578,653
National Retail Properties, Inc.
10/15/2048	4.800%	1,730,000	1,332,816
NNN REIT, Inc.
10/15/2033	5.600%	2,720,000	2,561,136
Spirit Realty LP
02/15/2031	3.200%	1,293,000	1,044,303
Total			13,246,376
Retailers 0.4%
AutoZone, Inc.
04/15/2030	4.000%	1,900,000	1,708,225
Lowe’s Companies, Inc.
04/01/2031	2.625%	4,855,000	3,930,825
04/15/2053	5.625%	1,575,000	1,431,623
O’Reilly Automotive, Inc.
06/15/2032	4.700%	1,687,000	1,546,363
Total			8,617,036
Technology 1.2%
Apple, Inc.
08/08/2052	3.950%	3,795,000	2,964,604
Black Knight InfoServ LLC(b)
09/01/2028	3.625%	7,740,000	6,972,247
Broadcom, Inc.(b)
04/15/2033	3.419%	2,635,000	2,100,010
Equinix, Inc.
11/18/2026	2.900%	2,330,000	2,135,326
Intel Corp.
02/10/2033	5.200%	1,435,000	1,388,930
02/10/2053	5.700%	1,024,000	959,936
Intuit, Inc.
09/15/2033	5.200%	1,031,000	1,003,847
09/15/2053	5.500%	1,819,000	1,743,385

10	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kyndryl Holdings, Inc.
10/15/2031	3.150%		529,000	399,615
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%		3,390,000	2,645,145
Oracle Corp.
07/15/2036	3.850%		1,017,000	801,979
04/01/2040	3.600%		2,608,000	1,875,642
Total				24,990,666
Transportation Services 0.1%
GXO Logistics, Inc.
07/15/2031	2.650%		1,988,000	1,514,929
Wireless 0.7%
American Tower Corp.
07/15/2033	5.550%		3,113,000	2,967,266
Crown Castle International Corp.
07/01/2050	4.150%		1,484,000	1,056,988
Sprint Capital Corp.
11/15/2028	6.875%		4,733,000	4,887,359
03/15/2032	8.750%		3,625,000	4,196,660
T-Mobile US, Inc.
06/15/2054	6.000%		1,002,000	955,456
Vodafone Group PLC
02/19/2043	4.375%		1,019,000	785,199
06/19/2049	4.875%		1,279,000	1,020,228
Total				15,869,156
Wirelines 0.5%
AT&T, Inc.
02/15/2034	5.400%		3,105,000	2,904,271
05/15/2035	4.500%		2,471,000	2,105,343
08/15/2037	4.900%		2,185,000	1,892,505
03/01/2039	4.850%		1,450,000	1,224,236
Telefonica Emisiones SAU
03/06/2048	4.895%		1,300,000	981,752
Verizon Communications, Inc.
03/15/2039	4.812%		960,000	826,411
Total				9,934,518
Total Corporate Bonds & Notes (Cost $687,270,424)				626,436,919

Foreign Government Obligations(a),(g) 3.9%

Canada 1.1%
Canadian Government Bond
03/01/2028	3.500%	CAD	34,000,000	24,215,984
Foreign Government Obligations(a),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 1.1%
Bundesrepublik Deutschland Bundesanleihe(b),(h)
02/15/2032	0.000%	EUR	10,000,000	8,417,118
05/15/2035	0.000%	EUR	7,500,000	5,676,076
Bundesrepublik Deutschland Bundesanleihe(b)
08/15/2032	1.700%	EUR	10,000,000	9,681,829
Total				23,775,023
Mexico 0.2%
Mexico Government International Bond
02/09/2035	6.350%		952,000	931,747
Petroleos Mexicanos(b)
02/07/2033	10.000%		4,890,000	4,348,411
Total				5,280,158
Norway 0.1%
Equinor ASA
11/18/2049	3.250%		1,590,000	1,064,428
Panama 0.1%
Panama Government International Bond(f)
01/31/2036	6.875%		1,591,000	1,593,145
Panama Government International Bond
04/01/2056	4.500%		2,000,000	1,318,239
Total				2,911,384
Peru 0.2%
Peruvian Government International Bond
01/15/2034	3.000%		1,750,000	1,346,371
11/18/2050	5.625%		2,300,000	2,124,116
Total				3,470,487
Philippines 0.0%
Philippine Government International Bond
01/17/2048	5.500%		1,000,000	939,466
Qatar 0.1%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%		1,900,000	1,579,167
Romania 0.3%
Romanian Government International Bond(b)
02/17/2028	6.625%		5,926,000	6,001,281
Saudi Arabia 0.5%
SA Global Sukuk Ltd.(b)
06/17/2031	2.694%		7,000,000	5,796,705

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(a),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(b)
01/18/2028	4.750%	2,027,000	1,978,810
10/25/2032	5.500%	2,490,000	2,490,530
Total			10,266,045
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(b)
04/29/2028	2.000%	2,240,000	1,944,566
United States 0.1%
Antares Holdings LP(b)
01/15/2027	2.750%	1,876,000	1,586,345
DAE Funding LLC(b)
08/01/2024	1.550%	1,218,000	1,166,326
Total			2,752,671
Total Foreign Government Obligations (Cost $90,138,351)			84,200,660

Inflation-Indexed Bonds 0.7%

United States 0.7%
U.S. Treasury Inflation-Indexed Bond
01/15/2024	0.625%	15,720,480	15,570,213
Total Inflation-Indexed Bonds (Cost $15,658,072)			15,570,213

Municipal Bonds 1.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,427,401
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	518,110
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	1,255,000	781,267
Total			2,726,778
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,582,519
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,000,119
Total			2,582,638
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	655,991
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	908,410
Total			1,564,401
Municipal Power 0.1%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	935,719
Texas Natural Gas Securitization Finance
Series 2023
04/01/2041	5.169%	1,635,000	1,561,094
Total			2,496,813
Other Bond Issue 0.0%
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	885,000	828,447
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,811,366

12	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,693,455
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	892,014
Total			2,585,469
State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,039,153
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,503,541
Total			4,542,694
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	3,905,316
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,094,266
Total			5,999,582
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	3,645,951
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,376,125
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	1,742,171
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,482,566
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,771,501
Total			6,372,363
Water & Sewer 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,063,822
Total Municipal Bonds (Cost $44,128,508)			36,220,324

Residential Mortgage-Backed Securities - Agency 33.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
06/01/2036- 08/01/2051	2.000%	22,266,084	18,232,478
02/01/2038- 01/01/2053	6.000%	32,080,658	31,788,118
02/01/2049- 05/01/2052	3.500%	24,214,565	21,086,010
10/01/2050- 05/01/2051	2.500%	16,831,602	13,446,828
07/01/2051- 02/01/2052	3.000%	28,870,894	23,986,134
05/01/2052- 06/01/2052	4.000%	34,582,895	31,009,337
07/01/2052- 08/01/2052	5.000%	12,551,428	11,878,554
10/01/2052	4.500%	29,388,760	27,000,039
12/01/2052	5.500%	3,667,539	3,552,260

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
12-month Term SOFR + 1.865% Cap 10.018% 07/01/2036	5.150%	550,952	557,231
1-year CMT + 2.135% Cap 10.717% 10/01/2036	5.293%	365,216	370,545
1-year CMT + 2.255% Cap 10.156% 04/01/2037	4.990%	483,202	487,946
12-month Term SOFR + 1.890% Cap 9.124% 07/01/2041	5.567%	144,882	143,474
12-month Term SOFR + 1.650% Cap 7.141% 12/01/2042	3.900%	340,177	336,075
Federal National Mortgage Association
12/01/2033- 09/01/2037	6.000%	599,928	608,050
05/01/2036- 03/01/2052	2.000%	32,470,537	25,980,867
12/01/2036- 03/01/2052	2.500%	93,021,852	75,462,196
04/01/2039- 09/01/2052	4.500%	14,698,583	13,659,402
05/01/2039- 01/01/2053	6.500%	19,106,393	19,207,406
12/01/2040- 05/01/2052	3.500%	54,046,465	46,939,745
08/01/2041- 05/01/2052	4.000%	37,521,609	33,611,684
05/01/2050- 06/01/2052	3.000%	36,189,434	30,253,696
08/01/2052- 08/01/2053	5.000%	31,259,647	29,645,121
10/01/2052- 01/01/2053	5.500%	29,772,697	28,803,646
Federal National Mortgage Association(c)
6-month Term SOFR + 1.565% Floor 1.565%, Cap 11.147% 06/01/2035	6.933%	696,568	706,146
6-month Term SOFR + 1.565% Floor 1.565, Cap 11.342 06/01/2035	6.940%	662,137	671,448
1-year CMT + 2.150% Floor 2.150%, Cap 9.628% 03/01/2038	5.556%	717,097	728,061
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.189% 03/01/2047	3.189%	940,716	881,551
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.116% 04/01/2047	3.116%	800,740	749,826
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	5.729%	271,902	269,685
Federal National Mortgage Association(i)
11/01/2036	2.000%	18,993,041	16,306,880
09/01/2053	6.000%	21,920,425	21,670,723
Government National Mortgage Association
02/15/2040- 09/20/2052	4.500%	29,561,521	27,520,278
03/15/2040- 04/20/2053	5.000%	11,329,178	10,749,215
11/20/2040	4.000%	381,814	353,573
06/20/2042- 06/20/2051	3.500%	7,398,919	6,578,525
04/20/2050- 07/20/2050	3.000%	21,988,164	18,732,036
10/20/2050	2.000%	30,979,465	24,631,790
11/20/2050- 12/20/2051	2.500%	43,191,213	35,157,430
04/20/2053	5.500%	13,513,028	13,119,923
Government National Mortgage Association(i)
10/20/2052	4.500%	18,700,287	17,281,069
Government National Mortgage Association TBA(f)
10/23/2053	6.000%	11,225,000	11,122,397
10/23/2053	6.500%	6,632,000	6,669,305
Uniform Mortgage-Backed Security TBA(f)
10/18/2038	5.000%	16,879,000	16,435,926
Total Residential Mortgage-Backed Securities - Agency (Cost $769,338,069)			718,382,629

Residential Mortgage-Backed Securities - Non-Agency 3.4%

Angel Oak Mortgage Trust(b),(d)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,434,156
Bellemeade Re Ltd.(b),(c)
CMO Series 2018-1A Class M2
1-month Term SOFR + 3.014% 04/25/2028	8.334%	2,304,694	2,309,597
CMO Series 2019-3A Class M1C
1-month Term SOFR + 2.064% Floor 1.950% 07/25/2029	7.384%	948,747	951,511
CHNGE Mortgage Trust(b),(d)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	4,454,118	4,241,912
CMO Series 2023-1 Class A1
03/25/2058	7.065%	4,210,356	4,169,963

14	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	7.215%	3,115,831	3,133,388
Eagle Re Ltd.(b),(c)
CMO Series 2018-1 Class B1
1-month Term SOFR + 4.114% Floor 4.000% 11/25/2028	9.434%	3,000,000	3,029,414
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% Floor 3.000% 11/25/2028	8.434%	8,130,000	8,149,498
Eagle RE Ltd.(b),(c),(f)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	7.315%	3,650,000	3,650,000
Fannie Mae Connecticut Avenue Securities(c)
CMO Series 2014-C02 Class 2M2
30-day Average SOFR + 2.714% Floor 2.600% 05/25/2024	8.029%	811,379	817,436
Freddie Mac STACR REMIC Trust(b),(c)
CMO Series 2020-HQA2 Class M2
30-day Average SOFR + 3.214% 03/25/2050	8.529%	1,401,284	1,444,967
Freddie Mac Structured Agency Credit Risk Debt Notes(b),(c)
CMO Series 2023-HQA2 Class M1A
30-day Average SOFR + 2.000% 06/25/2043	7.288%	3,710,661	3,727,845
GCAT Trust(b),(d)
CMO Series 2023-NQM2 Class A2
11/25/2067	6.243%	3,021,301	2,973,891
Genworth Mortgage Insurance Corp.(b),(c)
CMO Series 2021-1 Class M2
1-month Term SOFR + 4.014% Floor 3.900% 08/25/2033	9.334%	1,327,654	1,334,099
Home Re Ltd.(b),(c)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.434%	3,208,976	3,228,896
CMO Series 2020-1 Class M2
1-month Term SOFR + 5.364% Floor 5.250% 10/25/2030	10.684%	1,621,794	1,640,580
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.165%	2,252,735	2,270,495
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(b),(d)
CMO Series 2020-2 Class B3
05/25/2065	5.469%	7,075,000	6,017,761
JPMorgan Mortgage Trust(d)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.168%	168,904	157,035
CMO Series 2006-A4 Class 3A1
06/25/2036	4.050%	852,752	589,240
MFA Trust(b),(d)
CMO Series 2023-INV2 Class A2
09/25/2066	7.177%	5,975,000	5,947,270
Radnor Re Ltd.(b),(c)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.165%	1,897,587	1,897,204
Residential Mortgage Loan Trust(b),(d)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	3,979,508
Verus Securitization Trust(b),(d)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	4,081,727	4,007,364
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	146,167	128,140
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $76,751,563)			74,231,170

U.S. Treasury Obligations 16.9%

U.S. Treasury(j)
02/15/2025	1.500%	20,000,000	18,993,750
07/15/2026	4.500%	17,000,000	16,841,953
08/15/2051	2.000%	3,000,000	1,732,031
U.S. Treasury
08/15/2026	4.375%	7,000,000	6,912,500
09/15/2026	4.625%	80,000,000	79,606,250
02/29/2028	4.000%	2,500,000	2,435,352
05/31/2028	3.625%	29,000,000	27,794,687
06/30/2028	4.000%	14,000,000	13,625,937
08/31/2028	4.375%	11,900,000	11,781,000
11/30/2029	3.875%	15,000,000	14,377,734
12/31/2029	3.875%	3,500,000	3,353,164
02/28/2030	4.000%	18,000,000	17,358,750
07/31/2030	4.000%	4,380,000	4,219,172
08/31/2030	4.125%	14,500,000	14,069,531
08/15/2033	3.875%	1,450,000	1,370,023
02/15/2039	3.500%	5,500,000	4,749,766
08/15/2040	1.125%	2,000,000	1,136,563
11/15/2040	1.375%	3,000,000	1,774,688
05/15/2041	2.250%	5,000,000	3,430,469
02/15/2042	2.375%	4,500,000	3,110,625
05/15/2042	3.000%	4,500,000	3,443,203

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2042	3.250%	14,800,000	11,800,688
08/15/2042	3.375%	11,000,000	8,920,313
11/15/2042	4.000%	18,000,000	15,986,250
02/15/2043	3.875%	6,000,000	5,224,688
05/15/2043	3.875%	23,500,000	20,437,656
08/15/2043	4.375%	4,000,000	3,733,750
11/15/2043	3.750%	3,000,000	2,545,781
02/15/2044	3.625%	900,000	748,266
11/15/2044	3.000%	15,000,000	11,193,750
11/15/2047	2.750%	3,000,000	2,091,563
11/15/2049	2.375%	6,000,000	3,840,938
05/15/2050	1.250%	1,800,000	849,656
11/15/2052	4.000%	25,200,000	22,345,312
08/15/2053	4.000%	2,530,000	2,297,556
Total U.S. Treasury Obligations (Cost $398,956,424)			364,133,315
Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(k),(l)	101,229,959	101,199,590
Total Money Market Funds (Cost $101,198,477)		101,199,590
Total Investments in Securities (Cost: $2,447,626,002)		2,260,047,920
Other Assets & Liabilities, Net		(101,875,340)
Net Assets		2,158,172,580

At September 30, 2023, securities and/or cash totaling $20,859,914 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
42,654,470 CAD	31,514,692 USD	JPMorgan	12/15/2023	74,116	—
22,893,659 EUR	24,622,409 USD	JPMorgan	12/15/2023	334,038	—
Total				408,154	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	90	12/2023	USD	10,240,313	—	(573,010)
U.S. Treasury 10-Year Note	154	12/2023	USD	16,641,625	28,441	—
U.S. Treasury 2-Year Note	2,269	12/2023	USD	459,951,118	—	(502,893)
U.S. Treasury 5-Year Note	2,785	12/2023	USD	293,425,859	—	(1,021,741)
U.S. Treasury Ultra 10-Year Note	282	12/2023	USD	31,460,625	—	(402,561)
U.S. Treasury Ultra Bond	196	12/2023	USD	23,262,750	—	(872,968)
Total					28,441	(3,373,173)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $505,642,555, which represents 23.43% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Zero coupon bond.
16	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	Represents a security purchased on a forward commitment basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	27,527,770	1,059,514,530	(985,843,057)	347	101,199,590	(23,863)	2,936,016	101,229,959
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2023	17

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7028_12_B01_(11/23)